Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Translation Exposure Risk
During the year ended December 31, 2022, the Group was primarily exposed to changes in SEK/CNY, EUR/SEK and GBP/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates:

	Impact on loss before income taxes
SEK/CNY exchange rate - increase/decrease 10%	-/+	210,810
USD/SEK exchange rate - increase/decrease 10%	+/-	45,359
EUR/SEK exchange rate - increase/decrease 10%	+/-	35,831
GBP/SEK exchange rate - increase/decrease 10%	+/-	30,201
NOK/SEK exchange rate - increase/decrease 10%	+/-	16,118
During the year ended December 31, 2021, the Group was primarily exposed to changes in SEK/CNY, USD/SEK, and EUR/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates:

	Impact on loss before income taxes
SEK/CNY exchange rate - increase/decrease 10%	+/-	111,743
USD/SEK exchange rate - increase/decrease 10%	-/+	56,052
EUR/SEK exchange rate - increase/decrease 10%	+/-	46,871
GBP/SEK exchange rate - increase/decrease 10%	-/+	41,688
NOK/SEK exchange rate - increase/decrease 10%	+/-	36,493
During the year ended December 31, 2020, the Group was primarily exposed to changes in the EUR/CNY and EUR/SEK foreign exchange rate. The following table illustrates the impact of a 10% change in these foreign exchange rates:

	Impact on loss before income taxes
SEK/CNY exchange rate - increase/decrease 10%	+/-	86,794
EUR/SEK exchange rate - increase/decrease 10%	-/+	34,732

Disclosure of market risk	The following table illustrates the estimated impact of a 10% change in market volatility:

	Impact on loss before income taxes
Earn-out liability - increase 10%	+	60,531
Earn-out liability - decrease 10%	-	(55,828)

		Impact on loss before income taxes
		Fair value change - Class C-1 Shares	Fair value change - Class C-2 Shares
Class C Shares liability - increase of 10%	+	800	450
Class C Shares liability - decrease of 10%	-	(960)	(540)

Summary of Interest Rate Risk
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on all loans. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss or available for sale with fixed interest rates, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2022 and 2021.

	Impact on loss before income taxes
	2022		2021
Interest rates - increase/decrease by 1%	+/-	5,219	+/-	1,791